Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Subject to Possible Redemption is Excluded from Earning Per Share (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ (3,248,492)	$ (2,780,733)	$ 6,684,896	$ 5,775,190	$ (6,029,225)	$ 12,460,086	$ 15,876,077	$ 6,977,619
Denominator:
Weighted average common shares outstanding, Basic							12,075,000	11,906,712
Weighted average common shares outstanding, Diluted							12,075,000	11,906,712
Basic net income per ordinary share							$ 0.26	$ 0.13
Diluted net income per ordinary share							$ 0.26	$ 0.13
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (229,611)		$ 5,347,917		$ (1,442,623)	$ 9,968,069	$ 12,700,862	$ 5,468,324
Denominator:
Weighted average common shares outstanding, Basic	918,402		48,300,000		3,797,947	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted	918,402		48,300,000		3,797,947	48,300,000	48,300,000	43,139,178
Basic net income per ordinary share	$ (0.25)		$ 0.11		$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ (0.25)		$ 0.11		$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ (3,018,881)		$ 1,336,979		$ (4,586,602)	$ 2,492,017	$ 3,175,215	$ 1,509,295
Denominator:
Weighted average common shares outstanding, Basic	12,075,000			12,075,000	12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted	12,075,000			12,075,000	12,075,000	12,075,000	12,075,000	11,906,712
Basic net income per ordinary share	$ (0.25)		$ 0.11	$ 0.11	$ (0.38)	$ 0.21	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ (0.25)		$ 0.11	$ 0.11	$ (0.38)	$ 0.21	$ 0.26	$ 0.13